Securities Act File No. 033-17423
Investment Company Act File No. 811-05339

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 21, 2017

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	46	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	47	[	X	]

(Check Appropriate Box or Boxes)

CONCORDE FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Address of Principal Executive Offices)(Zip Code)

(972) 701-5400
(Registrant’s Telephone Number, Including Area Code)

Gary B. Wood, Ph.D.
Concorde Financial Corporation
(d/b/a Concorde Investment Management)
1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, Texas 75240-2650
(Name and Address of Agent For Service)

WITH A COPY TO:
Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 46 to the Registration Statement of Concorde Funds, Inc. (the “Corporation”) on Form N-1A hereby incorporates Parts A, B and C from the Corporation’s PEA No. 45 on Form N‑1A filed January 26, 2017.  This PEA No. 46 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 45 to the Corporation’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas and State of Texas on February 21, 2017.

CONCORDE FUNDS, INC.
(Registrant)

By: /s/ Gary B. Wood
Gary B. Wood, Ph.D.
President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Gary B. Wood	Principal Executive Officer;	February 21, 2017
Gary B. Wood, Ph.D.	Director

/s/ Gregory B. Wood	Treasurer	February 21, 2017
Gregory B. Wood

/s/ John H. Wilson	Director	February 21, 2017
John H. Wilson

/s/ William Marcy	Director	February 21, 2017
William Marcy, Ph.D., P.E.

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EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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